Stock-based compensation - Restricted Stock Units (Details) - Restricted stock units		12 Months Ended
	Apr. 07, 2022 shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the ending (in shares)	847,143
2021 Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the beginning (in shares)		335,449	0
Granted (in shares)		628,324	344,271
Vested (in shares)		(87,664)	0
Forfeited (in shares)		(28,966)	(8,822)
Balance at the ending (in shares)	249,746	847,143	335,449
Granted (in dollars per share) | $ / shares		$ 17.66	$ 23.75
Vested (in dollars per share) | $ / shares		23.75	0
Balance at the end (in dollars per share) | $ / shares		$ 19.38	$ 23.75	$ 0
2021 Incentive Award Plan | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the ending (in shares)	194,748